Bank loans (Details Textual)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	1.15%	1.92%
Top of range [member]
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	6.85%	4.14%